COMMON STOCK WARRANTS - Fair Value of Outstanding Warrants (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Change in fair value of the outstanding warrants classified as liabilities
Change in fair value of warrant liability	$ (593,621)			$ (1,857,460)	$ 20,756	$ (3,234,586)	$ 190,911
Warrant or right issued				9,151,704		4,597,180
Convertible notes warrants - senior debt
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning			$ 176,381	$ 176,381
Fair value of warrants granted						$ 464,696
Change in fair value of warrant liability						(288,315)
Warrant liability, ending						176,381
Convertible notes warrants - subordinated debt
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning			1,815,122	1,815,122
Fair value of warrants granted						4,782,149
Change in fair value of warrant liability						(2,967,027)
Warrant liability, ending						1,815,122
Convertible notes warrants
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning	727,664	$ 2,834,062	1,991,503	1,991,503
Change in fair value of warrant liability	(593,621)	(2,106,398)	842,559
Warrant liability, ending	$ 134,043	$ 727,664	$ 2,834,062	$ 134,043		1,991,503
2020 preferred Series B warrants and 2021 preferred Series B warrants
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning					$ 562,244	562,244	228,000
Fair value of warrants granted							143,333
Fair value of warrants exercised						(580,000)
Change in fair value of warrant liability						$ 17,756	190,911
Warrant liability, ending							$ 562,244